Note 17 - Commitments and Contingencies (Details) (USD $)	4 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Apr. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 21, 2014	Feb. 26, 2014	Apr. 17, 2014	Apr. 30, 2014	Mar. 15, 2013
Note 17 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense, Net			$ 203,000	$ 203,000
Loss Contingency, Estimate of Possible Loss									946,438
Gains (Losses) on Extinguishment of Debt	769,148	769,148
Subsequent Event [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount					250,000	250,000
Estimated Litigation Liability						1,027,705
Discounted Stock Issuance Price					250.00%	250.00%
Debt Settlement Price					25.00%	25.00%
Extinguishment of Debt, Amount					1,027,705
Suntech America [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss									946,438
Loss Contingency Accrual		946,438
ASC Recap LLC [Member] | Settled Litigation [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)	8,079,800						8,079,800	8,079,800
Shares Issued, Price Per Share (in Dollars per share)	$ 0.031							$ 0.031
ASC Recap LLC [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount						250,000	250,000
Discounted Stock Issuance Price						250.00%
Debt Settlement Price						25.00%
Extinguishment of Debt, Amount						1,027,705
Gains (Losses) on Extinguishment of Debt		$ 769,148